Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Line Items]
Provision for potential tax liability	€ 460	€ 521
Losses for which a deferred tax asset is recognised	100,211	103,718
Losses for which no deferred tax is recognised	34,429	25,689
Total unused tax losses or tax credits	134,640	129,407
Within 0 to 5 years
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised	207	266
Losses for which no deferred tax is recognised	632	621
Total unused tax losses or tax credits	839	887
Beyond 6 years
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised	37
Losses for which no deferred tax is recognised	7,063	3,074
Total unused tax losses or tax credits	7,100	3,074
Unlimited
Income Tax Disclosure [Line Items]
Losses for which a deferred tax asset is recognised	99,967	103,452
Losses for which no deferred tax is recognised	26,734	21,994
Total unused tax losses or tax credits	€ 126,701	€ 125,446